FINANCE EXPENSE - NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Finance expense:
Long-term debt (other than lease liabilities)	$ 105.1		$ 63.1
Lease liabilities	23.3		7.6
Royalty obligations	10.0		11.9
Employee benefits obligations	5.6		5.7
Other	15.5		13.8
Borrowing costs capitalized	(3.6)		(5.0)
Finance expense	155.9		97.1
Finance income:
Loans and investment in finance leases	(8.3)		(8.5)
Other	(3.2)		(7.7)
Finance income	(11.5)		(16.2)
Finance expense – net	$ 144.4	[1]	$ 80.9

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.